Related Party Transactions - Schedule of Addition to the Transactions Disclosed Elsewhere in these Consolidated Financial Statements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital market solutions services rendered to related companies controlled by a director of the Company [Member]
Related Party Transaction [Line Items]
Related party transanction	[1]			$ 1,149
Management fee paid to immediate holding company [Member]
Related Party Transaction [Line Items]
Related party transanction	[1]			18
Investment advisory fee paid to a fellow subsidiary [Member]
Related Party Transaction [Line Items]
Related party transanction	[1]			21
Capital market solutions services rendered to fellow subsidiaries [Member]
Related Party Transaction [Line Items]
Related party transanction	[1]			3
Insurance commission received from immediate holding company and a fellow subsidiary [Member]
Related Party Transaction [Line Items]
Related party transanction	[1]	41	48	4
Digital solutions and other services income from immediate holding company [Member]
Related Party Transaction [Line Items]
Related party transanction	[1]	2,564	2,554	1,592
Fashion, arts and luxury media advertising and marketing services from immediate holding company [Member]
Related Party Transaction [Line Items]
Related party transanction	[1]	2,888	2,726	2,888
Administrative service fee paid to immediate holding company [Member]
Related Party Transaction [Line Items]
Related party transanction	[2]	4,615	4,597	3,767
Interest income from immediate holding company [Member]
Related Party Transaction [Line Items]
Related party transanction	[3]	16,828	10,489	9,703
Recharge from/(to) immediate holding company - Staff costs [Member]
Related Party Transaction [Line Items]
Related party transanction				4,084
Recharge from/(to) immediate holding company - Premises cost [Member]
Related Party Transaction [Line Items]
Related party transanction				1,469
Recharge from/(to) immediate holding company [Member]
Related Party Transaction [Line Items]
Related party transanction	[2]			5,553
Treasury shares repurchased from immediate holding company [Member]
Related Party Transaction [Line Items]
Treasury shares repurchased from immediate holding company			40,000	320,603
Acquisition of AMTD Digital from immediate holding company and fellow subsidiaries [Member]
Related Party Transaction [Line Items]
Acquisition of AMTD Digital from immediate holding company and fellow subsidiaries	[4]			740,451
Acquisition of WME Assets from immediate holding company [Member]
Related Party Transaction [Line Items]
Acquisition of WME Assets from immediate holding company	[5]		268,000
Disposal of financial assets at fair value through profit or loss to immediate holding company [Member]
Related Party Transaction [Line Items]
Disposal of financial assets at fair value through profit or loss to immediate holding company	[6]		$ 80,155

[1]	The terms of these services were comparable to the fee and conditions offered to the customers of the Group.
[2]	The staff costs and premises cost was recharged by the immediate holding company based on actual usage. Starting from July 2022, the immediate holding company charged a fixed service fee of HK$9 million (HK$6 million prior to July 2022) per quarter for other administrative expenses.
[3]	The transaction represented the interest income charged at 2% per annum on the outstanding amount due from the immediate holding company which was payable on demand.
[4]	a.In 2022, the Group acquired 82.7% interest in AMTD Digital from the immediate holding company and fellow subsidiaries at a consideration of approximately US$993 million.
[5]	b.In 2023, the Group acquired 100% interest in WME Assets from the immediate holding company at a consideration of US$268,000.
[6]	c.In 2023, the Group disposed financial assets at fair value through profit or loss to the immediate holding company at a consideration of US$80,155.